Summary of Significant Accounting Policies - Schedule of Revenue Recognition (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenue	$ 73,244,083	$ 109,691,001
Solar systems installations, net [Member]
Disaggregation of Revenue [Line Items]
Revenue	70,614,343	102,928,549
Roofing installations [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 2,629,740	$ 6,762,452